CONVERTIBLE NOTES (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017
Debt Instrument [Line Items]
Convertible notes	$ 4,521,433	$ 0
Less debt discount and debt issuance cost	(2,145,562)	0
Convertible Notes, Net	2,375,871	0
Less current portion of convertible notes payable	(2,375,871)	0
Long-term convertible notes payable	0	0
Convertible Notes - originated in September 2017
Debt Instrument [Line Items]
Convertible notes	1,660,000	0
Convertible Notes - originated in October 2017
Debt Instrument [Line Items]
Convertible notes	730,125	0
Convertible Notes - originated in November 2017
Debt Instrument [Line Items]
Convertible notes	200,000	0
Convertible Notes - originated in December 2017
Debt Instrument [Line Items]
Convertible notes	1,300,975	0
Convertible Notes - originated in January 2018
Debt Instrument [Line Items]
Convertible notes	408,333	0
Convertible Notes - originated in February 2018
Debt Instrument [Line Items]
Convertible notes	$ 222,000	$ 0